Earnout Liability (Tables)	3 Months Ended
Mar. 31, 2025
Earnout Liability [Line Items]
Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs

The following table summarizes the activity for the earnout liability, where fair value measurement is estimated utilizing Level 3 inputs:

	Three months ended March 31, 2025	Year ended December 31, 2024
	U.S. dollars in thousands
Fair value at the beginning of the period	(2,413)	-
Initial recognition of earnout liability	-	(2,036)
Change in fair value of earnout liability	(174)	(377)
Fair value at the end of the period	(2,587)	(2,413)

Earnout Liability [Member]
Earnout Liability [Line Items]
Schedule of Fair Value of the Earnout Liability

The fair value of the earnout liability was computed using the following key assumptions:

March 31, 2025
Discount rate	20.6%
Expected term (years)	0.75-1.25
Expected volatility	50.42%
Risk-free interest rate	4.27%